Fair Value of Investments (Details) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities	$ 12
Investments Noncurrent	3,937	$ 2,575
Total Noncurrent [Member]
Investments Noncurrent	3,925	2,575
Private Equity Funds [Member]
Investments Noncurrent	3,925	2,575
Fair Value, Inputs, Level 1 [Member]
Marketable Securities	12
Investments Noncurrent	12
Fair Value, Inputs, Level 1 [Member] | Total Noncurrent [Member]
Investments Noncurrent
Fair Value, Inputs, Level 1 [Member] | Private Equity Funds [Member]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member]
Marketable Securities
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Total Noncurrent [Member]
Investments Noncurrent
Fair Value, Inputs, Level 2 [Member] | Private Equity Funds [Member]
Investments Noncurrent
Fair Value, Inputs, Level 3 [Member]
Marketable Securities
Investments Noncurrent	3,925	2,575
Fair Value, Inputs, Level 3 [Member] | Total Noncurrent [Member]
Investments Noncurrent	3,925	2,575
Fair Value, Inputs, Level 3 [Member] | Private Equity Funds [Member]
Investments Noncurrent	3,925	$ 2,575
Common Stock [Member]
Marketable Securities	12
Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable Securities	12
Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable Securities